Property and Equipment - (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment
Property and equipment, net consisted of the following:

	December 31 2020	December 31, 2019
	(In thousands)
Computers	$248	$190
Furniture and fixtures	312	297
Leasehold improvements	244	172

	804	659
Less accumulated depreciation and amortization	(116)	(13)

Total property and equipment, net	$688	$646